SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2020 USD ($)	Sep. 26, 2020 USD ($)	Jun. 27, 2020 USD ($)	Mar. 28, 2020 USD ($)	Dec. 28, 2019 USD ($)	Sep. 28, 2019 USD ($)	Jun. 29, 2019 USD ($)	Mar. 30, 2019 USD ($)	Dec. 26, 2020 USD ($) segment	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)
Revenue Recognition
Retained earnings	$ 1,182,680				$ 995,022				$ 1,182,680	$ 995,022
Number of primary segments the Company operates | segment									3
Net sales	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 998,041	$ 1,163,026	$ 1,239,817	$ 1,015,125	$ 5,153,998	4,416,009	$ 4,489,180
Change %									16.70%
FOB Shipping Point Revenue
Revenue Recognition
Net sales									$ 5,025,895	4,272,583
Change %									17.60%
Construction Contract Revenue
Revenue Recognition
Net sales									$ 128,103	$ 143,426
Change %									(10.70%)
Minimum
Revenue Recognition
Number of months to complete contract projects	6 months								6 months
Maximum
Revenue Recognition
Number of months to complete contract projects	18 months								18 months